Leases (Tables)	9 Months Ended
Jan. 31, 2026
Presentation of leases for lessee [abstract]
Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation	The following is a schedule of the Company’s future minimum lease payments related to the equipment and automobiles under finance lease and the office lease obligation:

(in thousands)	$
2026 (remainder)	161
2027	639
2028	631
2029	631
2030	583
More than 5 years	1,780
Total minimum lease payments	4,425
Less: imputed interest	(901)
Total present value of minimum lease payments	3,524
Less: Current portion	(427)
Non-current portion	3,097

Schedule of Nature of Company's Leases Type of Right-of-Use Asset

The nature of the Company’s leases by type of right-of-use asset as at January 31, 2026 is as follows:

Right-of-use asset type	No. of right-of-use assets leased	Range of remaining term	Average remaining lease term	No. of leases with extension options	No. of leases with options to purchase	No. of leases with variable payments linked to an index	No. of leases with termination options
Lab and office facilities	3	2.9 - 7.9 years	5.8 years	1	—	3	3
Lab equipment	2	4 - 4.2 years	4.1 years	—	2	2	2
Automobiles	4	0.9 - 3.8 years	3.0 years	—	—	4	4

Schedule of Changes in the Value of Right-of-Use Assets

The changes in the value of right-of-use assets during the nine months ended January 31, 2026 and the year ended April 30, 2025 are as follows:

(in thousands)	Building $	Automobile $	Lab Equipment $	Total $
Cost:
Balance, April 30, 2024	15,144	165	—	15,309
Additions	210	207	578	995
Disposals	—	(99)	—	(99)
Foreign exchange	820	18	—	838
Balance, April 30, 2025	16,174	291	578	17,043
Additions	—	—	161	161
Reclassified Europe B.V. sale	(12,733)	—	—	(12,733)
Reclassified to fixed assets	—	—	(336)	(336)
Disposals	—	(32)	—	(32)
Foreign exchange	92	7	—	99
Balance, January 31, 2026	3,533	266	403	4,202

Accumulated Depreciation:
Balance, April 30, 2024	1,831	112	—	1,943
Depreciation	1,922	67	13	2,002
Disposals	—	(99)	—	(99)
Foreign exchange	158	7	—	165
Balance, April 30, 2025	3,911	87	13	4,011
Reclassified Europe B.V. sale	(3,262)	—	—	(3,262)
Depreciation	248	38	41	327
Disposals	—	(32)	—	(32)
Foreign exchange	14	3	20	37
Balance, January 31, 2026	911	96	74	1,081

Net Book Value:
April 30, 2025	12,263	204	565	13,032
January 31, 2026	2,622	170	329	3,121

Schedule of Lease Payments Not Recognized Liability	The expense relating to payments not included in the measurement of the lease liability during the nine months ended January 31, 2026 and 2025 are as follows:

(in thousands)	2026 $	2025 $
Leases of low value assets	17	10
Variable lease payments	356	415
	373	425